Convertible Notes Payable (Tables)	6 Months Ended
Jun. 30, 2014
Auction Market Preferred Securities, Stock Series [Line Items]
Schedule of Future minimum debt repayments under obligations
Year ending December 31:

2014 (remainder of year)	$-

2015	-

2016	13,020,510

2017 and thereafter	-

$13,020,510

Schedule of convertible debt issuance costs
Balance - January 1, 2014	$-
Debt issue costs incurred in 2014	1,993,304
Amortization of debt issue costs	(242,233)
Balance – June 30, 2014	$1,751,071

Series A [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Issuance of convertible notes payable

Balance – January 1, 2014	$-
Issuance of convertible notes payable	9,987,650
Discount recorded on beneficial conversion feature at issuance	(1,822,854)
Discount recorded on warrants at issuance	(1,681,827)
Repayments	-
Converted to common stock	-
Note matured – reclassified to due on demand	-
Accretion of debt discount	1,190,559
Convertible notes payable, net of debt discount	$7,673,528
Less current maturities	-
Balance – June 30, 2014	$7,673,528

Series B [Member]
Auction Market Preferred Securities, Stock Series [Line Items]
Issuance of convertible notes payable

Balance – January 1, 2014	$-
Issuance of convertible notes payable	3,032,860
Discount recorded on beneficial conversion feature at issuance	-
Discount recorded on warrants at issuance	(440,246)
Repayments	-
Converted to common stock	-
Note matured – reclassified to due on demand	-
Accretion of debt discount	14,454
Convertible notes payable, net of debt discount	$2,607,068
Less current maturities	-
Balance – June 30, 2014	$2,607,068